Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Components of Lease Expense

The components of lease expense were as follows (in thousands):

	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2018
Operating lease cost	$1,346	$4,529
Variable lease cost	425	903
Short-term lease cost	—	68
Sublease income and reimbursement of variable lease cost	(540)	(723)

Total	$1,231	$4,777

Schedule of Undiscounted Cash Flows Owned Under Company's

The following are the undiscounted cash flows owed under the Company’s operating leases as of September 30, 2019:

(In thousands)
2019 (remaining three months)	$1,136
2020	6,882
2021	7,122
2022	7,146
2023	7,376
Thereafter	43,146

Total undiscounted lease payments	$72,808
Less: Present value adjustment	(24,692)

Total	$48,116